Insurance contracts in the financial services segment	12 Months Ended
Mar. 31, 2025
Disclosure Of Insurance Contracts [Abstract]
Insurance contracts in the financial services segment
13.	Insurance contracts in the Financial Services segment

(1)	Significant judgments and estimates for insurance contracts

i)	Measurement methods and inputs for insurance contracts
The methods and main inputs used to measure insurance contracts are as follows:

	Weighted average (%)
	March 31
	2024	2025
Mortality rates	1.02%	1.03%
Lapse and surrender rates	3.57%	3.80%
Sony estimates the mortality and morbidity rates based on the historical and most recent actual outcomes and analyzes the historical experience and trends in data using statistical methods. When estimating the mortality and morbidity rates for each group of insurance contracts, Sony takes into account the characteristics of policyholders including gender, health conditions and smoking habits and the characteristics of the group of insurance contracts such as the selective effects over time. The estimates are revised in a timely manner to reflect changes in lifestyle, as well as changes in social conditions such as improvement of mortality and morbidity rates in the future.
Sony estimates the lapse and surrender rates based on the historical and most recent actual outcomes and determines the probability-weighted lapse and surrender rates for each group of insurance contracts by analyzing historical experience and trends in data using statistical methods. Lapse and surrender rates are estimated, taking into account both ordinary and dynamic lapses, and reflect the tendency to higher surrender rates when the yield on contracts increases or exceeds the guaranteed minimum for certain insurance contracts. In determining the lapse and surrender rates, historical actual data is considered. If there is no or little historical actual data, the actual results of similar products as well as domestic and overseas practical trends are used as reference.
Sony projects estimates of future expenses based on the current expense levels. The expenses comprise expenses directly attributable to the group of insurance contracts, including the allocation of fixed and variable overhead expenses. In addition, Sony applies inflation adjustments to the estimated expenses in future.

ii)	Discretionary participation features of future cash flows
For certain participating insurance contracts other than direct participating contracts, the effect of discretionary changes on the fulfillment cash flows is adjusted in the CSM. Although Sony has discretionary participation features related to the investment policy for these contracts, the investment policy is established based on the market conditions. Therefore, the effect of changes in assumptions that relate to financial risk on the investment policy is included in insurance finance income or expenses. In addition, since the dividend policy can be changed at Sony’s discretion, the effect of changes in the dividend policy on the fulfillment cash flows is adjusted in the CSM.

iii)	Risk adjustments for non-financial risk
Risk adjustments for
non-financial
risk are determined to reflect the compensation that each insurance subsidiary would require for bearing non-financial
risk, and are allocated to groups of insurance contracts based on an analysis of the risk profiles of the groups. Risk adjustments for non-financial
risk reflect the diversification benefits, in a way that is consistent with the compensation that the insurance company would require and that reflects its degree of risk aversion.
The risk adjustments for
non-financial
risk are determined mainly using a cost of capital technique. In applying a cost of capital technique, Sony determines the risk adjustment for non-financial
risk by applying a
cost-of-capital
rate to the amount of capital required for each future reporting date and discounting the result using risk-free rates adjusted for illiquidity. The required capital is determined by estimating the probability distribution of the present value of future cash flows from insurance contracts at each future reporting date and calculating the capital that Sony would require to meet its contractual obligations to pay claims and expenses at a 99.5% confidence level for one year. The cost-of-capital
rate represents the additional reward that investors require for exposure to the non-financial
risk. The weighted average
cost-of-capital
rates of Sony for the fiscal years ended March 31, 2024 and 2025 were 3.0% and 3.0%, respectively.
In addition, the risk adjustments determined by applying a cost of capital technique for the fiscal years ended March 31, 2024 and 2025 correspond to the confidence levels of 84.1% and 81.3% (time horizon: the life of the insurance contracts), respectively.

iv)	Discount rates
All cash flows are discounted using risk-free yield curves adjusted to reflect the characteristics of the cash flows and the liquidity of the insurance contracts. Sony determines the risk-free yield curves using the yields on government bonds. The yield curve is determined by incorporating long-term real interest rate and inflation expectations. Regarding extrapolation for the periods in which market data is not available, a method using an ultimate forward rate is applied. Specifically, Sony uses an ultimate forward rate of 3.5% and starts extrapolation in the 40th year (or the 30th year for U.S. dollar). The forward rates for the 41st year (or the 31st year for U.S. dollar) and onwards are extrapolated so that they will converge to the level of the ultimate forward rate in 30 years, using the Smith-Wilson method. To reflect the liquidity characteristics of the insurance contracts, the risk-free yield curves are adjusted by an illiquidity premium. Illiquidity premiums are determined by setting up a reference portfolio of Sony’s assets.
The table below sets out the yield curves used to discount the cash flows of insurance contracts for major currencies (converted at the spot rate).

	Yield curve (%)
	March 31
	2024		2025
Term	JPY	USD	JPY	USD
1 year	0.06%	5.11%	0.65%	4.09%
5 years	0.38%	4.25%	1.13%	4.01%
10 years	0.77%	4.25%	1.54%	4.31%
20 years	1.58%	4.63%	2.34%	4.83%
30 years	1.95%	4.37%	2.69%	4.68%
40 years	2.14%	4.07%	3.02%	4.29%

v)	Investment components
Sony identifies the investment component of an insurance contract by determining the amount that it is required to repay to the policyholder in all circumstances, regardless of whether an insured event occurs or not. These include circumstances in which an insured event occurs, or the contract matures or is terminated without an insured event occurring. Investment components are excluded from insurance revenue and insurance service expenses.

vi)	Determination of coverage units
The amount of the CSM of a group of insurance contracts that is recognized as insurance revenue in each period is determined by identifying the coverage units in the group and recognizing in profit or loss the amount of the CSM allocated to the coverage units provided during the current period. The number of coverage units is determined by considering for each contract the quantity of benefits provided and its expected coverage period. Specifically, Sony determines the quantity of benefits based on:

-	the death benefit amount in the case of contracts for which the death benefit amount increases or decreases based on the period (e.g., whole life, term life and variable life insurance contracts);

-	the premium amount proportionate to the insurance period in the case of contracts whose host contract and riders have different coverage types (e.g., disease and health insurance contracts); and

-	the cash surrender value (or the premium reserve during the annuity payment period) in the case of annuity contracts with investment-related services (e.g., individual variable annuity contracts).
Sony considers the characteristics of insurance contracts and aggregates the quantities of benefits related to insurance coverage, investment-return services and investment-related services when determining the relative weighting of the benefits provided to the policyholder by these services.

vii)	Claim development
Given that the actual amounts of claims do not materially differ from the undiscounted amounts of the claims previously estimated, information about claim development has not been disclosed for the fiscal years ended March 31, 2024 and 2025.

(2)	Reconciliation of insurance contract liabilities
The tables below show the changes in insurance contract liabilities for the fiscal years ended March 31, 2024 and 2025.

(a)	Changes in liabilities for remaining coverage and liabilities for incurred claims

	Yen in millions
	Liability for remaining coverage		Liability for incurred claims *4	Total
	Excluding loss component	Loss component
Balance as of April 1, 2023
Insurance contract assets *1	(93,283)	-	32,532	(60,751)
Insurance contract liabilities *2*3	12,331,738	51,840	126,452	12,510,030

Net amounts	12,238,455	51,840	158,984	12,449,279
Insurance revenue	(586,115)	-	-	(586,115)
Insurance service expenses
Incurred claims and other insurance service expenses	-	(3,721)	276,809	273,088
Amortization of insurance acquisition cash flows	124,518	-	-	124,518
Changes in liabilities for incurred claims	-	-	5,008	5,008
Losses and reversals of losses on onerous contracts	-	4,592	-	4,592

Total insurance service expenses	124,518	871	281,817	407,206

Insurance service result	(461,597)	871	281,817	(178,909)
Insurance finance expenses (income)	244,793	2,663	(251)	247,205

Total amounts recognized in comprehensive income	(216,804)	3,534	281,566	68,296
Investment component excluded from insurance revenue and insurance service expenses	(944,520)	-	944,520	-
Cash flows
Premiums received	1,886,124	-	-	1,886,124
Insurance acquisition cash flows	(153,410)	-	-	(153,410)
Claims and other insurance service expenses paid	-	-	(1,212,518)	(1,212,518)

Total cash flows	1,732,714	-	(1,212,518)	520,196
Other	(199)	(41)	(167)	(407)

Balance as of March 31, 2024
Insurance contract assets *1	(90,377)	-	33,402	(56,975)
Insurance contract liabilities *2*3	12,900,023	55,333	138,983	13,094,339

Net amounts	12,809,646	55,333	172,385	13,037,364
Insurance revenue	(622,959)	-	-	(622,959)
Insurance service expenses
Incurred claims and other insurance service expenses	-	(5,882)	304,059	298,177
Amortization of insurance acquisition cash flows	134,818	-	-	134,818
Changes in liabilities for incurred claims	-	-	5,661	5,661
Losses and reversals of losses on onerous contracts	-	14,276	-	14,276

Total insurance service expenses	134,818	8,394	309,720	452,932

Insurance service result	(488,141)	8,394	309,720	(170,027)
Insurance finance expenses (income)	(631,892)	(498)	(2,415)	(634,805)

Total amounts recognized in comprehensive income	(1,120,033)	7,896	307,305	(804,832)
Investment component excluded from insurance revenue and insurance service expenses	(992,966)	-	992,966	-
Cash flows
Premiums received	2,056,493	-	-	2,056,493
Insurance acquisition cash flows	(167,299)	-	-	(167,299)
Claims and other insurance service expenses paid	-	-	(1,298,150)	(1,298,150)

Total cash flows	1,889,194	-	(1,298,150)	591,044
Other	(68)	(46)	(539)	(653)

Balance as of March 31, 2025
Insurance contract assets *1	(81,537)	2	33,820	(47,715)
Insurance contract liabilities *2*3	12,667,310	63,181	140,147	12,870,638

Net amounts	12,585,773	63,183	173,967	12,822,923

*1	Insurance contract assets are included in other current assets or other non-current assets in the consolidated statements of financial position.

*2	The current portion of insurance contract liabilities is included in other current liabilities in the consolidated statements of financial position.

*3
As of April 1, 2023, March 31, 2024 and March 31, 2025, the carrying amounts of the current portion of insurance contract liabilities were 145,057 million yen, 162,344 million yen and 181,332 million yen, respectively, and the carrying amounts of the non-current
portion of insurance contract liabilities were 12,364,973 million yen, 12,931,995 million yen and 12,689,306 million yen, respectively.

*4
Risk adjustment for
non-financial
risk of insurance contracts measured under the PAA is not presented separately from the estimates of the present value of future cash flows but included in liabilities for incurred claims, since the amount is not considered material.

(b)	Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component

	Yen in millions
	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total
Balance as of April 1, 2023
Insurance contract assets	(341,096)	39,067	241,278	(60,751)
Insurance contract liabilities	10,217,895	381,950	1,811,339	12,411,184

Net amounts	9,876,799	421,017	2,052,617	12,350,433
Changes that relate to future service
Changes in estimates that adjust the CSM	233,415	(18,328)	(215,087)	-
Changes in estimates that do not adjust the CSM	6,008	(3,532)	-	2,476
Effect of contracts initially recognized during the period	(403,124)	40,912	364,328	2,116

Total changes that relate to future service	(163,701)	19,052	149,241	4,592
Changes that relate to current service
CSM recognized in profit or loss for the services provided	-	-	(151,841)	(151,841)
Change in risk adjustment for non-financial risk due to release of risk	-	(26,899)	-	(26,899)
Experience adjustments	5,076	-	-	5,076

Total changes that relate to current service	5,076	(26,899)	(151,841)	(173,664)
Changes that relate to past service	255	(2)	-	253

Insurance service result	(158,370)	(7,849)	(2,600)	(168,819)
Insurance finance expenses (income)	185,948	3,262	57,995	247,205

Total amounts recognized in comprehensive income	27,578	(4,587)	55,395	78,386
Cash flows
Premiums received	1,748,139	-	-	1,748,139
Insurance acquisition cash flows	(138,544)	-	-	(138,544)
Claims and other insurance service expenses paid	(1,107,850)	-	-	(1,107,850)

Total cash flows	501,745	-	-	501,745
Other	(834)	52	76	(706)

Balance as of March 31, 2024
Insurance contract assets	(291,878)	27,824	207,079	(56,975)
Insurance contract liabilities	10,697,166	388,658	1,901,009	12,986,833

Net amounts	10,405,288	416,482	2,108,088	12,929,858
Changes that relate to future service
Changes in estimates that adjust the CSM	276,707	10,662	(287,369)	-
Changes in estimates that do not adjust the CSM	11,762	746	-	12,508
Effect of contracts initially recognized during the period	(431,801)	44,335	389,234	1,768

Total changes that relate to future service	(143,332)	55,743	101,865	14,276
Changes that relate to current service
CSM recognized in profit or loss for the services provided	-	-	(151,025)	(151,025)
Change in risk adjustment for non-financial risk due to release of risk	-	(28,681)	-	(28,681)
Experience adjustments	656	-	-	656

Total changes that relate to current service	656	(28,681)	(151,025)	(179,050)
Changes that relate to past service	6	(6)	-	-

Insurance service result	(142,670)	27,056	(49,160)	(164,774)
Insurance finance expenses (income)	(661,734)	(2,250)	30,155	(633,829)

Total amounts recognized in comprehensive income	(804,404)	24,806	(19,005)	(798,603)
Cash flows
Premiums received	1,894,792	-	-	1,894,792
Insurance acquisition cash flows	(151,614)	-	-	(151,614)
Claims and other insurance service expenses paid	(1,179,036)	-	-	(1,179,036)

Total cash flows	564,142	-	-	564,142
Other	2,883	643	(1,334)	2,192

Balance as of March 31, 2025
Insurance contract assets	(245,602)	24,501	173,386	(47,715)
Insurance contract liabilities	10,413,511	417,430	1,914,363	12,745,304

Net amounts	10,167,909	441,931	2,087,749	12,697,589

(3)	Effect of contracts initially recognized in the year
The table below shows the effect of contracts initially recognized during the fiscal years ended March 31, 2024 and 2025 on measurement components of insurance contracts not measured under the PAA.

	Yen in millions
	Fiscal year ended March 31
	2024			2025
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
Estimates of the present value of future cash outflows
Claims and other insurance service expenses	2,117,351	4,844	2,122,195	2,227,649	6,376	2,234,025
Insurance acquisition cash flows	143,674	2,203	145,877	155,135	2,735	157,870

Total estimates of the present value of future cash outflows	2,261,025	7,047	2,268,072	2,382,784	9,111	2,391,895
Estimates of the present value of future cash inflows	(2,666,256)	(4,940)	(2,671,196)	(2,816,078)	(7,618)	(2,823,696)

Total estimates of the present value of future cash flows	(405,231)	2,107	(403,124)	(433,294)	1,493	(431,801)
Risk adjustment for non-financial risk	40,903	9	40,912	44,060	275	44,335
CSM	364,328	-	364,328	389,234	-	389,234

Total effect on measurement components	-	2,116	2,116	-	1,768	1,768

(4)	Insurance revenue
The table below shows the breakdown of insurance revenue for the fiscal years ended March 31, 2023, 2024 and 2025.

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Insurance contracts not measured under the PAA
Amounts relating to the changes in the liability for remaining coverage
Expected incurred claims and insurance service expenses	152,732	163,182	178,224
Changes in risk adjustments for non-financial risk due to release of risk	23,466	26,899	28,681
CSM recognized in profit or loss for services provided	151,483	151,841	151,025

Total amounts relating to the changes in the liability for remaining coverage	327,681	341,922	357,930
Recovery of insurance acquisition cash flows	98,234	109,824	119,490

Total insurance revenue for the insurance contracts not measured under the PAA	425,915	451,746	477,420
Insurance contracts measured under the PAA	128,655	134,369	145,539

Total insurance revenue	554,570	586,115	622,959

(5)	Timing of when the CSM is expected to be recognized in profit or loss
The table below shows when Sony expects to recognize the CSM in profit or loss for insurance contracts not measured under the PAA as of March 31, 2024 and 2025.

	CSM
	Yen in millions
	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5 years to 10 years	More than 10 years	Total
As of March 31, 2024	125,233	117,663	109,776	100,912	92,671	376,011	1,185,822	2,108,088
As of March 31, 2025	122,591	114,961	107,412	97,307	89,960	362,794	1,192,724	2,087,749

(6)	Information of net investment returns and insurance finance income or expenses
The table below shows the information related to net investment returns on assets and insurance finance expenses (income) recognized in profit or loss and other comprehensive income for the fiscal years ended March 31, 2023, 2024 and 2025.

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Amounts recognized in profit or loss
Net investment returns *1
Financial assets measured at FVPL	(59,193)	715,388	10,104
Interest income from debt instruments required to be measured at FVOCI	179,207	180,822	182,436
Currency exchange differences	93,858	156,970	(16,412)
Other	(12,374)	(35,463)	(36,466)

Total net investment returns	201,498	1,017,717	139,662

Insurance finance expenses (income) *2
Effect of changes in the value of underlying items of variable life insurance and individual variable annuity contracts and changes in interest rates and other financial risks	(176,328)	685,726	(5,684)
Interest accreted	174,107	183,188	193,523
Currency exchange differences	103,391	173,230	(20,958)
Other	(15,771)	(12,444)	(13,320)

Total insurance finance expenses (income)	85,399	1,029,700	153,561

Amounts recognized in profit or loss	116,099	(11,983)	(13,899)

Amounts recognized in other comprehensive income
Net investment returns
Underlying assets	(1,131,508)	(969,774)	(969,331)

Total net investment returns	(1,131,508)	(969,774)	(969,331)

Insurance finance expenses (income) *2
Effect of changes in interest rates and other financial risks	(1,010,761)	(782,495)	(788,366)
Other	44	-	-

Total insurance finance expenses (income)	(1,010,717)	(782,495)	(788,366)

Amounts recognized in other comprehensive income	(120,791)	(187,279)	(180,965)

Total net investment returns and insurance finance income or expenses	(4,692)	(199,262)	(194,864)

*1	Included in other financial services revenue in the consolidated statements of income.

*2	Expenses are presented as positive and income is presented as negative.

(7)	Underlying items of insurance contracts measured under the variable fee approach
The table below shows the underlying items of insurance contracts measured under the variable fee approach and their fair values as of March 31, 2024 and 2025.

	Yen in millions
	March 31
	2024	2025
Cash and cash equivalents	19,411	35,235
Debt securities
Japanese national/local government bonds and corporate bonds	42,349	34,936
Foreign national/local government bonds and corporate bonds	312,919	478,751
Equity securities	1,855,432	2,375,201
Other	2,390	2,057

Total fair values of the underlying items of insurance contracts measured under the variable fee approach	2,232,501	2,926,180

(8)	Disclosure of transition to IFRS 17
IFRS 17 was effective for Sony as of April 1, 2023. As a result, the effect of adopting IFRS 17 on Sony’s total equity as of April 1, 2022, the transition date for IFRS 17, was a decrease of 1,490,667 million yen, which consisted of an increase of 409,654 million yen of retained earnings and a decrease of 1,900,321 million yen of accumulated other comprehensive income, mainly due to the effect of the changes in the discount rate used in measuring insurance contract liabilities and other measurement method differences between IFRS 4 “Insurance Contracts” and IFRS 17. Upon transition to IFRS 17 as of April 1, 2022, Sony determined that it would be impracticable to apply the full retrospective approach to certain groups of insurance contracts, as the necessary information was unavailable due to restrictions of contract data and systems in the past or it was impossible to recreate past estimation without the use of hindsight. Sony has applied alternative transition methods (the modified retrospective approach or the fair value approach) to groups of insurance contracts for which the full retrospective approach is impracticable as of the date of the transition.
Sony has applied the following approaches on transition to IFRS 17:

Year of issue (fiscal year)	Transition approach
2015 and thereafter	For all groups of insurance contracts: Full retrospective approach
1993 – 2014	For groups of insurance contracts with direct participation features and certain groups of insurance contracts without direct participation features: Fair value approach
For other groups of insurance contracts: Modified retrospective approach
In and before 1992	For all groups of insurance contracts: Fair value approach

Modified retrospective approach
The objective of the modified retrospective approach was to achieve the closest outcome to retrospective application possible using reasonable and supportable information available without undue cost or effort. Sony has applied each of the following modifications only to the extent that it did not have reasonable and supportable information to apply IFRS 17 retrospectively.
Sony has applied the following modifications to certain groups of insurance contracts:

-
for groups of contracts issued, initiated or acquired from April 1, 1993 to March 31, 2015, the future cash flows on initial recognition were estimated by adjusting the amount as of April 1, 2015, which can be determined retrospectively, for the cash flows that were known to have occurred before that date;

-
for groups of contracts issued, initiated or acquired from April 1, 1993 to March 31, 2013, the illiquidity premiums applied to the observable risk-free yield curves on initial recognition were estimated by determining an average spread between the observable risk-free yield curves and the discount rates, which can be determined retrospectively, for the period from April 1, 2013 to March 31, 2022. The amount of insurance finance income or expenses recognized in accumulated other comprehensive income as of April 1, 2022 was calculated by using this discount rate; and

-	the risk adjustment for non-financial risk on initial recognition was determined by adjusting the amount as of April 1, 2022 for the expected release of risk before that date.
After applying such modifications to fulfillment cash flows, the CSM (or the loss component) on initial recognition was determined as follows:

-
the amount of the CSM recognized as profit or loss before April 1, 2022 was determined by comparing the remaining coverage units as of April 1, 2022 and the coverage units provided based on groups of insurance contracts before that date; and

-
the amount allocated to the loss component before April 1, 2022 was determined using the proportion of the loss component relative to the total estimate of the present value of the future cash outflows plus the risk adjustment for non-financial
risk on initial recognition.

Fair value approach
Under the fair value approach, the CSM (or the loss component) as of April 1, 2022 was determined as the difference between the fair value of a group of insurance contracts and the fulfillment cash flows at that date.
For all insurance contracts measured under the fair value approach, Sony used reasonable and supportable information available as of April 1, 2022 to determine the following matters:

-	how to identify groups of contracts;

-	whether a contract meets the definition of an insurance contract with direct participation features; and

-	how to identify discretionary cash flows for contracts without direct participation features.
For groups of contracts measured under the fair value approach, the discount rates on initial recognition were determined as of April 1, 2022 rather than at the date of initial recognition.
For all insurance contracts measured under the fair value approach, the amount of insurance finance income or expenses recognized in accumulated in other comprehensive income as of April 1, 2022 was determined to be zero.
The effects of transition to IFRS 17 on Sony’s consolidated financial statements are as follows:

i)	Insurance revenue and the CSM by transition approach
Upon transition to IFRS 17, Sony applied either the modified retrospective approach or the fair value approach for groups of insurance contracts where it was impracticable to fully apply IFRS 17 retrospectively. The table below shows insurance revenues by transition approach for the fiscal years ended March 31, 2023, 2024 and 2025, as well as the balances of the CSM by transition approach as of March 31, 2024 and 2025.

	Yen in millions
	Fiscal year ended March 31
	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total
Insurance revenue
2023	190,199	26,988	337,383	554,570
2024	185,731	27,079	373,305	586,115
2025	172,003	29,206	421,750	622,959

	Yen in millions
	Fiscal year ended March 31
	2024				2025
	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total
CSM
Beginning balance of the fiscal year	864,530	58,008	1,130,079	2,052,617	763,669	86,271	1,258,148	2,108,088

Changes that relate to future service	(61,165)	32,341	178,065	149,241	(89,828)	556	191,137	101,865
Changes that relate to current service	(66,827)	(5,834)	(79,180)	(151,841)	(55,642)	(7,020)	(88,363)	(151,025)
Insurance finance expense (income)	26,954	1,673	29,368	57,995	23,501	781	5,873	30,155
Other	177	83	(184)	76	(1,090)	-	(244)	(1,334)

Ending balance of the fiscal year	763,669	86,271	1,258,148	2,108,088	640,610	80,588	1,366,551	2,087,749

ii)	Changes in accumulated other comprehensive income for financial assets measured at fair value through other comprehensive income due to the application of IFRS 17.
The table below shows the changes in accumulated other comprehensive income during the fiscal years ended March 31, 2024 and 2025 for financial assets measured at fair value through other comprehensive income, among investment assets related to groups of insurance contracts to which Sony applied the modified retrospective approach or the fair value approach as of the date of the transition.

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Beginning balance of the fiscal year	(448,390)	9,445

Net change in fair value	618,978	778,509
Net amount reclassified to profit or loss	16,903	1,142
Related income tax	(178,046)	(225,613)

Ending balance of the fiscal year	9,445	563,483

(9)	Insurance and market risks
Risk management policy and exposure
In the life insurance business, Sony manages various market-related risks in the following manner:

(a)	Insurance risk management
Insurance risk
With respect to insurance underwriting risk, based on the level of policy reserves and capital levels, the life insurance subsidiary manages the insurance portfolio appropriately, such as setting policy limits for each type of insurance as necessary. In addition, underwriting standards and standards for revising and abolishing each product are clearly defined as internal rules and are regularly reviewed.
Concentration of insurance risk
The insurance contract portfolio does not have an excessively concentrated insurance risk.

(b)	Market risk management
Interest rate risk management
Interest rate risk is managed by the risk management division of the life insurance subsidiary based on the policies for interest rate risk management that specify details such as risk management methods and procedures. Based on ALM policies that are determined through such methods as deliberation by the life insurance subsidiary’s Executive Committee, the subsidiary determines and confirms actual risk conditions with its Board of Directors. The division maintains an overall understanding of the interest rates and durations of financial instruments, monitors them based on the analysis of the quantity of risk using VaR, and periodically reports the status of each risk to the life insurance subsidiary’s Board of Directors and Executive Committee.
As part of the ALM management, the life insurance subsidiary invests in financial assets that match the characteristics of the insurance contract obligations, and thereby reduces interest rate risk as much as possible. Through the purchase and sale of financial assets included in their portfolio, the interest rate sensitivity (duration) of financial assets and insurance contract obligations is matched as much as possible so that they ensure sufficient cash flow to settle insurance claims as they come due.
Exchange rate risk management
Exchange rate risk is managed by the risk management division of the life insurance subsidiary based on the policies for exchange rate risk management that specify details such as risk management methods and procedures. The division periodically reports the status of each risk to the life insurance subsidiary’s Board of Directors and Executive Committee.
Equity market price fluctuation risk management
Equity market price fluctuation risk is managed by the risk management division of the life insurance subsidiary based on the policies for equity market price fluctuation risk management that specify details such as risk management methods and procedures. The division periodically reports the status of each risk to the life insurance subsidiary’s Board of Directors and Executive Committee.

Derivative transactions risk management
Derivative transactions are managed by the risk management division of the life insurance subsidiary based on the policies for derivative transactions that specify details such as risk management methods and procedures. The division periodically reports the status of each risk to the life insurance subsidiary’s Board of Directors and Executive Committee.

Sensitivity analysis
Market risk
The table below shows the effects on income before income taxes and equity as of March 31, 2024 and 2025 if the underlying assumptions of the insurance contracts and financial instruments which Sony has in the life insurance business had changed.

		March 31, 2024
		Yen in millions
		Insurance contracts		Financial instruments		Total
Assumption	Changes in assumptions, etc.	Income before income taxes	Equity	Income before income taxes	Equity	Income before income taxes	Equity

Interest rates	50bp decrease	(152,232)	(653,432)	165,181	806,432	12,949	153,000
	50bp increase	112,418	548,289	(143,050)	(705,029)	(30,632)	(156,740)
Fair value of stocks	10% decrease	339,421	244,383	(341,783)	(246,544)	(2,362)	(2,161)
	10% increase	(344,921)	(248,343)	341,783	246,544	(3,138)	(1,799)
Foreign exchange rates	10% appreciation of the Yen	468,851	315,357	(470,452)	(287,872)	(1,601)	27,485
	10% depreciation of the Yen	(475,489)	(320,136)	470,452	287,872	(5,037)	(32,264)
Maintenance expenses rates	10% increase	(4,780)	(8,024)	-	-	(4,780)	(8,024)
Lapse and surrender rates	10% increase	(13,351)	(13,140)	-	-	(13,351)	(13,140)
Mortality rates (death protection)	5% increase	(4,892)	(5,501)	-	-	(4,892)	(5,501)
Mortality rates (third sector / annuity products)	5% increase	1,382	2,054	-	-	1,382	2,054
Morbidity rates	5% increase	(8,239)	(11,700)	-	-	(8,239)	(11,700)

		March 31, 2025
		Yen in millions
		Insurance contracts		Financial instruments		Total
Assumption	Changes in assumptions, etc.	Income before income taxes	Equity	Income before income taxes	Equity	Income before income taxes	Equity
Interest rates	50bp decrease	(96,388)	(489,064)	98,806	620,061	2,418	130,997
	50bp increase	69,393	413,835	(87,517)	(546,554)	(18,124)	(132,719)
Fair value of stocks	10% decrease	404,020	290,894	(412,232)	(297,160)	(8,212)	(6,266)
	10% increase	(407,812)	(293,625)	412,232	297,160	4,420	3,535
Foreign exchange rates	10% appreciation of the Yen	539,518	366,832	(546,899)	(339,178)	(7,381)	27,654
	10% depreciation of the Yen	(543,155)	(369,450)	546,899	339,178	3,744	(30,272)
Maintenance expenses rates	10% increase	(4,313)	(5,390)	-	-	(4,313)	(5,390)
Lapse and surrender rates	10% increase	(23,254)	(34,971)	-	-	(23,254)	(34,971)
Mortality rates (death protection)	5% increase	(4,838)	(4,710)	-	-	(4,838)	(4,710)
Mortality rates (third sector / annuity products)	5% increase	960	(467)	-	-	960	(467)
Morbidity rates	5% increase	(7,191)	(4,639)	-	-	(7,191)	(4,639)
* bp = basis point

Liquidity risk

(a)	Risk management policy and exposure
In line with liquidity risk management policies, the accounting division of each insurance subsidiary prepares and updates cash flow plans in a timely manner based on the reports from departments and manages cash flows, and the risk management division of each insurance subsidiary manages the liquidity risk. The accounting division and risk management division periodically or as needed report such information to each insurance subsidiary’s Board of Directors and Executive Committee.

(b)	Maturity analysis
The following table summarizes the estimated timing of the remaining undiscounted net cash outflows from insurance contract liabilities and investment contract liabilities and the contractual timing of the remaining undiscounted cash inflows arising from securities held in the insurance business as of March 31, 2024 and 2025. The cash flows of insurance contract liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	March 31, 2024
	Total	Indefinite Terms	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	More than 5 years
Insurance contract liabilities and investment contract liabilities	19,173,131	-	60,673	86,008	127,079	175,412	248,021	18,475,938
Securities held in the insurance business	20,808,629	3,687,375	780,798	341,277	355,062	374,354	305,612	14,964,151

	Yen in millions
	March 31, 2025
	Total	Indefinite Terms	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	More than 5 years
Insurance contract liabilities and investment contract liabilities	22,740,658	-	64,000	95,151	157,008	246,745	288,630	21,889,124
Securities held in the insurance business	20,876,179	4,372,358	699,185	358,761	398,222	314,310	283,300	14,450,043
Since the total of the above estimated amounts is the amount before discounting, it exceeds the amount of insurance contract liabilities and securities which is included in investments and advances in the Financial Services segment shown in the consolidated statements of financial position.

(c)	Amounts payable on demand
The table below shows the amounts payable on demand from insurance contracts issued by Sony and the carrying amounts of the related insurance contract portfolios. The amounts payable on demand represent the amount of the cash surrender value to be paid if the insurance contracts are surrendered as of March 31, 2024 and 2025.

	Yen in millions
	March 31
	2024	2025
Amounts payable on demand	12,580,674	13,214,887
Carrying amount	12,870,195	12,642,981